Summary of significant accounting policies - Revenue receivable (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting policies [Line Items]
Allowance for doubtful accounts		$ 0
Allowance for credit losses	$ 200,000
Minimum
Accounting policies [Line Items]
Accounts receivable, timing of receipts	1 month
Maximum
Accounting policies [Line Items]
Accounts receivable, timing of receipts	3 months